Debt - Components of Debt (Details) € in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 02, 2024 EUR (€)	Apr. 03, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Finance lease obligations	$ 539				$ 29
Finance leases	5.80%	5.80%			3.60%
Total debt, excluding debt issuance costs	$ 13,658				$ 3,769
Debt issuance costs	(63)				(22)
Total debt	13,595				3,747
Less: Current portion of debt	(1,053)				(78)
Non-current debt due after one year	12,542				3,669
€250 million senior notes due 2025
Debt Instrument [Line Items]
Debt instrument, face amount | €		€ 250
$292 million senior debentures due 2025
Debt Instrument [Line Items]
Debt instrument, face amount	292
Debt, long-term and short-term, combined amount	$ 292				$ 294
Weighted average interest rate	7.50%	7.50%			7.50%
€1,000 million senior notes due 2026
Debt Instrument [Line Items]
Debt instrument, face amount | €		€ 1,000
$500 million senior notes due 2027
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500
$700 million receivables securitization due 2027
Debt Instrument [Line Items]
Debt instrument, face amount	700
€750 million senior notes due 2027
Debt Instrument [Line Items]
Debt instrument, face amount | €		750
$500 million senior notes due 2028
Debt Instrument [Line Items]
Debt instrument, face amount	500
$600 million senior notes due 2028
Debt Instrument [Line Items]
Debt instrument, face amount	600
€100 million receivables securitization variable funding notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | €		100
€230 million receivables securitization variable funding notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | €		230
€500 million senior green notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | €		500
$750 million senior notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount	750
$400 million senior notes due 2030
Debt Instrument [Line Items]
Debt instrument, face amount	400
$750 million senior green notes due 2030
Debt Instrument [Line Items]
Debt instrument, face amount	750
$300 million senior notes due 2031
Debt Instrument [Line Items]
Debt instrument, face amount	300
$76 million senior notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount	76
$500 million senior notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount	500
€600 million senior green notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount | €		600
€500 million senior green notes due 2033
Debt Instrument [Line Items]
Debt instrument, face amount | €		500
$600 million senior notes due 2033
Debt Instrument [Line Items]
Debt instrument, face amount	600
$1,000 million senior green notes due 2034
Debt Instrument [Line Items]
Debt instrument, face amount	1,000
$850 million senior green notes due 2035
Debt Instrument [Line Items]
Debt instrument, face amount	850
€600 million senior green notes due 2036
Debt Instrument [Line Items]
Debt instrument, face amount | €		€ 600
$3 million senior notes due 2037
Debt Instrument [Line Items]
Debt instrument, face amount	3
$150 million senior notes due 2047
Debt Instrument [Line Items]
Debt instrument, face amount	150
$1,000 million senior green notes due 2054
Debt Instrument [Line Items]
Debt instrument, face amount	1,000
Senior notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 2,750
Senior notes | €250 million senior notes due 2025
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 0				$ 279
Weighted average interest rate	0.00%	0.00%			2.80%
Senior notes | €1,000 million senior notes due 2026
Debt Instrument [Line Items]
Debt instrument, face amount | €			€ 1,000
Debt, long-term and short-term, combined amount	$ 0				$ 1,121
Weighted average interest rate	0.00%	0.00%			2.90%
Senior notes | $500 million senior notes due 2027
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 479				$ 0
Weighted average interest rate	3.40%	3.40%			0.00%
Senior notes | €750 million senior notes due 2027
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 781				$ 832
Weighted average interest rate	1.50%	1.50%			1.50%
Senior notes | $500 million senior notes due 2028
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 481				$ 0
Weighted average interest rate	3.90%	3.90%			0.00%
Senior notes | $600 million senior notes due 2028
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 580				$ 0
Weighted average interest rate	4.00%	4.00%			0.00%
Senior notes | €500 million senior green notes due 2029
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 520				$ 553
Weighted average interest rate	0.50%	0.50%			0.50%
Senior notes | $750 million senior notes due 2029
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 749				$ 0
Weighted average interest rate	4.90%	4.90%			0.00%
Senior notes | $400 million senior notes due 2030
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 454				$ 0
Weighted average interest rate	8.20%	8.20%			0.00%
Senior notes | $750 million senior green notes due 2030
Debt Instrument [Line Items]
Debt instrument, face amount				750
Debt, long-term and short-term, combined amount	$ 749				$ 0
Weighted average interest rate	5.20%	5.20%			0.00%
Senior notes | $300 million senior notes due 2031
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 339				$ 0
Weighted average interest rate	8.00%	8.00%			0.00%
Senior notes | $76 million senior notes due 2032
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 82				$ 0
Weighted average interest rate	6.80%	6.80%			0.00%
Senior notes | $500 million senior notes due 2032
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 473				$ 0
Weighted average interest rate	4.20%	4.20%			0.00%
Senior notes | €600 million senior green notes due 2032
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 624				$ 0
Weighted average interest rate	3.50%	3.50%			0.00%
Senior notes | €500 million senior green notes due 2033
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 519				$ 553
Weighted average interest rate	1.00%	1.00%			1.00%
Senior notes | $600 million senior notes due 2033
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 514				$ 0
Weighted average interest rate	3.00%	3.00%			0.00%
Senior notes | $1,000 million senior green notes due 2034
Debt Instrument [Line Items]
Debt instrument, face amount				1,000
Debt, long-term and short-term, combined amount	$ 1,000				$ 0
Weighted average interest rate	5.40%	5.40%			0.00%
Senior notes | $850 million senior green notes due 2035
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 850				$ 0
Weighted average interest rate	5.40%	5.40%			0.00%
Senior notes | €600 million senior green notes due 2036
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 624				$ 0
Weighted average interest rate	3.80%	3.80%			0.00%
Senior notes | $3 million senior notes due 2037
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 3				$ 0
Weighted average interest rate	6.80%	6.80%			0.00%
Senior notes | $150 million senior notes due 2047
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 175				$ 0
Weighted average interest rate	7.60%	7.60%			0.00%
Senior notes | $1,000 million senior green notes due 2054
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,000
Debt, long-term and short-term, combined amount	$ 1,000				$ 0
Weighted average interest rate	5.80%	5.80%			0.00%
Secured Debt | $700 million receivables securitization due 2027
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 435				$ 0
Weighted average interest rate	5.70%	5.70%			0.00%
Secured Debt | €100 million receivables securitization variable funding notes due 2029
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 0				$ 6
Weighted average interest rate	0.00%	0.00%			4.90%
Secured Debt | €230 million receivables securitization variable funding notes due 2029
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 5				$ 14
Weighted average interest rate	4.30%	4.30%			5.00%
Commercial paper
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 546				$ 0
Weighted average interest rate	4.80%	4.80%			0.00%
Vendor financing and commercial card programs
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 116				$ 0
Weighted average interest rate	0.00%	0.00%			0.00%
Term loan facilities
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 600				$ 0
Weighted average interest rate	6.10%	6.10%			0.00%
Bank loans
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 120				$ 68
Weighted average interest rate	7.60%	7.60%			10.20%
Bank overdrafts
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 9				$ 16
Weighted average interest rate	2.10%	2.10%			1.50%
Revolving Credit Facility
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount	$ 0				$ 4
Weighted average interest rate	0.00%	0.00%			4.60%